EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 16 - EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated (in thousands, except per share amounts):

Basic earnings (loss) per share:

	Year ended December 31
	2013	2012	2011
Net income (loss)	$11,395	$4,782	$(864)
Amount allocated to participating preferred shareholders	(6,439)	(3,798)
Net income (loss) applicable to ordinary shareholders - basic	$4,956	$984	$(864)
Weighted average ordinary shares outstanding	7,544,387	2,996,624	2,965,481
Basic earnings (loss) per share	$0.66	$0.33	$(0.29)
Diluted earnings (loss) per share:
Net income (loss) applicable to ordinary shareholders - diluted	$4,956	$984	$(864)
Weighted average number of shares used in the computation of basic earnings per share	7,544,387	2,996,624	2,965,481
Add -
additional shares from the assumed exercise of employee options and restricted shares vesting	1,742,069	465,253
Weighted average number of shares used in the computation of diluted earnings (loss) per share	9,286,456	3,461,877	2,965,481
Diluted earnings (loss) per share	$0.53	$0.28	$(0.29)

For the year ended December 31, 2013, 13,600 options to employees, 52,020 restricted shares and all preferred shares (12,905,312) were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive or certain performance conditions were not satisfied at the end of the year.

For the year ended December 31, 2012, 1,100,580 options to employees and all warrants to preferred shareholders (211,548) and preferred shares (11,623,104) were excluded from the calculation of the diluted earnings per share for the year since their effect was anti-dilutive.

For the year ended December 31, 2011, all outstanding options to employees (1,789,760), warrants to preferred shareholders (155,448) and preferred shares (11,342,468) were excluded from the calculation of the diluted loss per share for the year since their effect was anti-dilutive.